Financial instruments and risk management - Summary of notional aluminium forward sales contracts embedded in power contracts (Detail) $ in Millions	Dec. 31, 2020 USD ($) t	Dec. 31, 2019 USD ($) t
Disclosure of detailed information about financial instruments [line items]
Notional amount (in tonnes) | t	640,963	704,370
Notional amount | $	$ 1,522	$ 1,656
Average hedged rate (in US$ per tonne)	2,375	2,351
Due within 1 year
Disclosure of detailed information about financial instruments [line items]
Notional amount (in tonnes) | t	72,548	65,226
Notional amount | $	$ 159	$ 138
Average hedged rate (in US$ per tonne)	2,189	2,114
Between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Notional amount (in tonnes) | t	287,587	286,617
Notional amount | $	$ 663	$ 647
Average hedged rate (in US$ per tonne)	2,305	2,257
Between 5 and 10 years
Disclosure of detailed information about financial instruments [line items]
Notional amount (in tonnes) | t	280,828	352,527
Notional amount | $	$ 701	$ 871
Average hedged rate (in US$ per tonne)	2,495	2,471
After 10 years
Disclosure of detailed information about financial instruments [line items]
Notional amount (in tonnes) | t	0	0
Notional amount | $	$ 0	$ 0
Average hedged rate (in US$ per tonne)	0	0